Fair Value Measurements (Tables)	Nov. 18, 2019
Fair Value Inputs, Assets, Quantitative Information
The following table presents Dominion Energy’s quantitative information about Level 3 fair value measurements at September 30, 2019. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$ 13	Discounted cash flow	Market price (per Dth) (3)	(1) - 6	—
FTRs	5	Discounted cash flow	Market price (per MWh) (3)	(2) - 8	1
Physical options:
Natural gas	2	Option model	Market price (per Dth) (3)	1 - 6	4
			Price volatility (4)	1% - 70%	47%

Total assets	$ 20

Liabilities
Physical and financial forwards:
Natural gas (2)	$ 10	Discounted Cash Flow	Market price (per Dth) (3)	(2) - 7	(1)
FTRs	5	Discounted cash flow	Market price (per MWh) (3)	(5) - 3	—
Physical options:
Natural gas	6	Option model	Market price (per Dth) (3)	1 - 6	3
			Price volatility (4)	1% - 71%	26%

Total liabilities	$ 21

(1)	Averages weighted by volume.

(2)	Includes basis.

(3)	Represents market prices beyond defined terms for Levels 1 and 2.

(4)	Represents volatilities unrepresented in published markets.

Fair Value, Options, Qualitative Disclosures
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping
The following table presents Dominion Energy’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
At September 30, 2019
Assets
Derivatives:
Commodity	$6	$54	$20	$80
Interest rate	—	10	—	10
Foreign currency	—	3	—	3
Investments (1) :
Equity securities:
U.S.	3,881	—	—	3,881
Fixed income securities:
Corporate debt instruments	—	472	—	472
Government securities	474	694	—	1,168
Cash equivalents and other	26	5	—	31

Total assets	$4,387	$1,238	$20	$5,645

Liabilities
Derivatives:
Commodity	$14	$45	$21	$80
Interest rate	—	850	—	850
Foreign currency	—	4	—	4

Total liabilities	$14	$899	$21	$934

At December 31, 2018
Assets
Derivatives:
Commodity	$—	$180	$70	$250
Interest rate	—	18	—	18
Foreign currency	—	26	—	26
Investments (1) :
Equity securities:
U.S.	3,277	—	—	3,277
Fixed income securities:
Corporate debt instruments	—	431	—	431
Government securities	455	688	—	1,143
Cash equivalents and other	11	—	—	11

Total assets	$3,743	$1,343	$70	$5,156

Liabilities
Derivatives:
Commodity	$—	$129	$6	$135
Interest rate	—	142	—	142
Foreign currency	—	2	—	2

Total liabilities	$—	$273	$6	$279

(1)
Includes investments held in the nuclear decommissioning and rabbi trusts. Excludes $262 million and $220 million of assets at September 30, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Dominion Energy’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Beginning balance	$75	$119	$64	$150
Total realized and unrealized gains (losses):
Included in earnings:
Operating revenue	—	—	2	(2)
Purchased gas	—	—	1	—
Electric fuel and other energy-related purchases	(5)	(7)	(12)	(25)
Included in other comprehensive income	—	—	—	1
Included in regulatory assets/liabilities	(76)	(16)	(51)	(26)
Settlements	5	(4)	7	(7)
Purchases	—	—	(10)	—
Transfers out of Level 3	—	—	(2)	1

Ending balance	$(1)	$92	$(1)	$92

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets/liabilities still held at the reporting date:
Operating revenue	$—	$—	$2	$—
Purchased gas	—	—	1	—

Total	$—	$—	$3	$—

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments	For the Companies’ financial instruments that are not recorded at fair value, the carrying amounts and estimated fair values are as follows:

	September 30, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value (1)	Carrying Amount	Estimated Fair Value (1)
(millions)
Dominion Energy
Long-term debt, including securities due within one year (2)	$34,662	$38,894	$29,952	$31,045
Credit facility borrowings	—	—	73	73
Junior subordinated notes (3)	3,797	3,951	3,430	3,358
Remarketable subordinated notes (3)	—	—	1,386	1,340
Virginia Power
Long-term debt, including securities due within one year (3)	$11,795	$13,732	$11,671	$12,400
Dominion Energy Gas
Long-term debt, including securities due within one year (4)	$4,478	$4,745	$7,770	$7,803
Affiliated long-term debt	395	395	—	—
Credit facility borrowings	—	—	73	73
(1)
Fair value is estimated using market prices, where available, and interest rates currently available for issuance of debt with similar terms and remaining maturities. All fair value measurements are classified as Level 2. The carrying amount of debt issues with short-term maturities and variable rates refinanced at current market rates is a reasonable estimate of their fair value.

(2)
Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium and foreign currency remeasurement adjustments. At September 30, 2019 and December 31, 2018, includes the valuation of certain fair value hedges associated with fixed rate debt of $6 million and $(20) million, respectively.

(3)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium.
(4)	Carrying amount includes amounts which represent the unamortized debt issuance costs, discount or premium and foreign currency remeasurement adjustments.

Virginia Electric and Power Company
Fair Value Inputs, Assets, Quantitative Information
The following table presents Virginia Power’s quantitative information about Level 3 fair value measurements at September 30, 2019. The range and weighted average are presented in dollars for market price inputs and percentages for price volatility.

	Fair Value (millions)	Valuation Techniques	Unobservable Input	Range	Weighted Average (1)
Assets
Physical and financial forwards and futures:
Natural gas (2)	$ 12	Discounted cash flow	Market price (per Dth) (3)	(1) - 3	—
FTRs	5	Discounted cash flow	Market price (per MWh) (3)	(2) - 8	1
Total assets	$ 17
Liabilities
Physical and financial forwards:
Natural gas (2)	$ 10	Discounted cash flow	Market price (per Dth) (3)	(2) - 6	(1)
FTRs	5	Discounted cash flow	Market price (per MWh) (3)	(5) - 3	—
Physical options:
Natural gas	1	Option model	Market price (per Dth) (3)	1 - 6	3
			Price volatility (4)	24% - 52%	35%
Total liabilities	$ 16

(1)	Averages weighted by volume.

(2)	Includes basis.

(3)	Represents market prices beyond defined terms for Levels 1 and 2.

(4)	Represents volatilities unrepresented in published markets.

Fair Value, Options, Qualitative Disclosures
Sensitivity of the fair value measurements to changes in the significant unobservable inputs is as follows:

Significant Unobservable Inputs	Position	Change to Input	Impact on Fair Value Measurement
Market price	Buy	Increase (decrease)	Gain (loss)
Market price	Sell	Increase (decrease)	Loss (gain)
Price volatility	Buy	Increase (decrease)	Gain (loss)
Price volatility	Sell	Increase (decrease)	Loss (gain)

Fair Value, by Balance Sheet Grouping
The following table presents Virginia Power’s assets and liabilities that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions:

	Level 1	Level 2	Level 3	Total
(millions)
At September 30, 2019
Assets
Derivatives:
Commodity	$—	$3	$17	$20
Investments (1) :
Equity securities:
U.S.	1,783	—	—	1,783
Fixed income securities:
Corporate debt instruments	—	273	—	273
Government securities	184	337	—	521
Cash equivalents and other	6	—	—	6

Total assets	$1,973	$613	$17	$2,603

Liabilities
Derivatives:
Commodity	$—	$17	$16	$33
Interest rate	—	521	—	521

Total liabilities	$—	$538	$16	$554

At December 31, 2018
Assets
Derivatives:
Commodity	$—	$24	$66	$90
Interest rate	—	3	—	3
Investments (1) :
Equity securities:
U.S.	1,476	—	—	1,476
Fixed income securities:
Corporate debt instruments	—	221	—	221
Government securities	164	343	—	507

Total assets	$1,640	$591	$66	$2,297

Liabilities
Derivatives:
Commodity	$—	$9	$6	$15
Interest rate	—	88	—	88

Total liabilities	$—	$97	$6	$103

(1)
Includes investments held in the nuclear decommissioning trusts. Excludes $152 million and $160 million of assets at September 30, 2019 and December 31, 2018, respectively, measured at fair value using NAV (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Virginia Power’s assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
(millions)
Beginning balance	$77	$115	$60	$147
Total realized and unrealized losses:
Included in earnings:
Electric fuel and other energy-related purchases	(5)	(6)	(12)	(25)
Included in regulatory assets/liabilities	(76)	(19)	(50)	(30)
Settlements	5	(4)	3	(6)

Ending balance	$1	$86	$1	$86

Dominion Energy Gas Holdings, LLC
Fair Value, by Balance Sheet Grouping
The following table presents Dominion Energy Gas’ assets and liabilities for derivatives that are measured at fair value on a recurring basis for each hierarchy level, including both current and noncurrent portions.

	Level 1	Level 2	Level 3	Total
(millions)
At September 30, 2019
Assets
Commodity	$—	$2	$—	$2
Foreign currency	—	3	—	3

Total assets	$—	$5	$—	$5

Liabilities
Interest rate	$—	$113	$—	$113
Foreign currency	—	4	—	4

Total liabilities	$—	$117	$—	$117

At December 31, 2018
Assets
Commodity	$—	$3	$—	$3
Interest rate	—	2	—	2
Foreign currency	—	26	—	26

Total assets	$—	$31	$—	$31

Liabilities
Interest rate	$—	$17	$—	$17
Foreign currency	—	2	—	2

Total liabilities	$—	$19	$—	$19

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents the net change in Dominion Energy Gas’ assets and liabilities for derivatives measured at fair value on a recurring basis and included in the Level 3 fair value category. There were no net changes in assets and liabilities measured at fair value on a recurring basis and included in the Level 3 fair value category for the three and nine months ended September 30, 2019 and the three months ended September 30, 2018.

Nine Months Ended September 30, 2018
(millions)
Beginning balance	$(2)
Total realized and unrealized gains:
Included in other comprehensive income	1
Transfers out of Level 3	1

Ending balance	$—